Debt Obligations	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt Obligations

Note 5. Debt Obligations

Debt consists of the following:

	Successor							Predecessor
								December 31,
	December 31, 2021							2020
						Weighted
		Outstanding		Maximum	Final	Average
	Month	Face	Carrying	Facility	Stated	Funding	Life	Carrying
	Issued	Amount	Value	Size	Maturity	Cost	(Years)	Value(a)
Revolving credit facility(a)	Apr 2021	$20,613	$20,613	$30,000	Apr 2023	5.1%	1.3	$14,625
(a)	In March 2016, Sunlight entered into a Loan and Security Agreement with a lender (“Prior Lender”). In May 2019, Sunlight and Prior Lender amended and restated the agreement to provide Sunlight a $15.0 million revolving credit facility (“Prior Facility”). In April 2021, Sunlight paid the Prior Facility in full using proceeds from a Loan and Security Agreement into which Sunlight entered with a Lender and replaced the associated standby letter of credit. Borrowings under the current $30.0 million revolving credit facility, secured by the net assets of Sunlight, bear interest at a per annum rate equal to the sum of (i) a floating rate index and (ii) a fixed margin. The facility includes unused facility costs, and amounts borrowed under this facility are nonrecourse to Sunlight Financial Holdings Inc.. The carrying value at December 31, 2020 reflects Sunlight’s borrowings under the Prior Facility.

Sunlight’s debt obligations are subject to customary loan covenants and event of default provisions, including event of default provisions triggered by a failure to maintain minimum liquidity and earnings as well as maintaining capacity to fund Loans.

Activities — Activities related to the carrying value of Sunlight’s debt obligations were as follows:

	Successor	Predecessor
	For the Period	For the Period	For the Year
	July 10, 2021	January 1,	Ended
	to December	2021 to July 9,	December 31,
	31, 2021	2021	2020
Beginning Balance	$20,613	$14,625	$11,811
Borrowings	—	20,746	8,713
Repayments	—	(14,758)	(5,899)
Amortization of deferred financing costs(a)	—	—	—
Ending Balance	$20,613	$20,613	$14,625
(a)	Excludes $0.0 million amortization of deferred financing costs included in “Other Assets” in the accompanying Consolidated Balance Sheets for the periods July 10, 2021 through December 31, 2021 as well as $0.0 million and $0.0 million amortization for the period January 1, 2021 through July 9, 2021 and the year ended December 31, 2020, respectively. Sunlight includes amortization of these costs within “Depreciation and Amortization” in the accompanying Consolidated Statements of Operations. Unamortized deferred financing costs upon closing of the Business Combination did not qualify as acquired assets; therefore, Sunlight did not have any such unamortized costs at December 31, 2021 and did not amortize any such costs for the period July 10, 2021 through December 31, 2021.

Maturities — At December 31, 2021, all of Sunlight’s debt obligations contractually mature in 2023.